As filed with the Securities and Exchange Commission on May 18, 2011

File Nos. 33-13179

811-05099

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 37	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

(Check appropriate box or boxes)

PIONEER MONEY MARKET TRUST

(Exact Name of Registrant as Specified in Charter)

60 State Street

Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 742-7825

(Registrant’s Telephone Number, including Area Code)

Terrence J. Cullen, Secretary

Pioneer Money Market Trust

60 State Street

Boston, Massachusetts 02109

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Trust certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 37 to its registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts, on the 18th day of May, 2011.

PIONEER MONEY MARKET TRUST

By:	/s/ Daniel K. Kingsbury
Daniel K. Kingsbury
Executive Vice President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated below on May 18, 2011:

Signature		Title

John F. Cogan, Jr.* John F. Cogan, Jr.		Chairman of the Board, President (Principal Executive Officer) and Trustee

Mark E. Bradley* Mark E. Bradley		Treasurer (Principal Financial and Accounting Officer

David R. Bock* David R. Bock		Trustee

Mary K. Bush* Mary K. Bush		Trustee

John F. Cogan, Jr.* John F. Cogan, Jr.		Trustee

Benjamin M. Friedman* Benjamin M. Friedman		Trustee

Margaret B. W. Graham* Margaret B. W. Graham		Trustee

/s/ Daniel K. Kingsbury Daniel K. Kingsbury		Trustee

Thomas J. Perna* Thomas J. Perna		Trustee

Marguerite A. Piret* Marguerite A. Piret		Trustee

*By:	/s/ Daniel K. Kingsbury Daniel K. Kingsbury Attorney-in-Fact	Dated: May 18, 2011

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase